BORROWINGS - Non-Recourse Borrowings (Details) - USD ($) $ in Millions	Jun. 30, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings [line items]
Current	$ 247	$ 328
Non-current	4,810	4,249
Non-recourse borrowings
Disclosure of detailed information about borrowings [line items]
Total	$ 5,057	$ 4,577